Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Trading Symbol	AXIH
Entity Registrant Name	AXION INTERNATIONAL HOLDINGS, INC.
Entity Central Index Key	0000753048
Entity Filer Category	Smaller Reporting Company